919 Third Avenue

New York, NY 10022

(212) 756-2000

fax (212) 593-5955

www.srz.com

Writer’s Direct Number (212) 756-2427	Writer’s E-mail Address eric.piasta@srz.com

June 29, 2005

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.W.

Washington, D.C. 20549

Attention: Ms. Jennifer G. Williams

Re:	Horizon Lines, Inc.
Registration Statement on Form S-1
Filed March 2, 2005
File No. 333-123073

H-Lines Finance Holding Corp.
Registration Statement on Form S-4
Filed March 30, 2005
File No. 333-123682

Horizon Lines Holding Corp. and
Horizon Lines, LLC
Registration Statement on Form S-4
Filed March 30, 2005
File No. 333-123681

Dear Ms. Williams:

On behalf of Horizon Lines, Inc. (the “Company”), we have set forth below the responses of the Company to the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated June 28, 2005 (the “Comment Letter”) with respect to the above-referenced registration statements of the Company and its subsidiaries, H-Lines Finance Holding Corp., Horizon Lines Holding Corp. (“HLHC”) and Horizon Lines, LLC (“Horizon”). Simultaneously with our submission of this response letter, HLHC and Horizon have filed, via the EDGAR system, Amendment No. 3 (“Amendment No. 3”) to their Registration Statement on Form S-4 (File No. 333-123681), filed on March 30, 2005 (the “S-4 Registration Statement”). By hand delivery, we will be sending you a blacklined copy of Amendment No. 3, which has been marked to indicate the changes from Amendment No. 2 to the S-4 Registration Statement.

For your convenience, we have set forth below the Staff’s comments, in italics, followed by the Company’s responses thereto. Caption references and page numbers refer to the captions and pages contained in the blacklined copy of Amendment No. 3, unless otherwise indicated. Capitalized terms used but not otherwise defined herein have the meanings ascribed to such

Securities and Exchange Commission

June 29, 2005

terms in Amendment No. 3. The Company would be most appreciative of your prompt review of this filing, given HLHC’s contractual obligation to cause the HLHC S-4 Registration Statement to become effective no later than July 2, 2005.

Forms S-4

Prospectus Summary, page 1

Recent Developments, page 6

1.	Please remove references to the term “certain” and provide a more succinct explanation on the identities of stockholders, related transactions and other transactions to which you broadly refer.

The requested revisions have been made. See page 6.

Management, page 109

Employment Agreements, page 121

2.	In your amended disclosure appearing on pages 121 and 122, we note that you refer to performance targets set forth in your cash incentive plan. However, we were unable to locate anything further on the cash incentive plan in your disclosure or in your exhibits. We were similarly unable to locate any further information on the executive bonus plan. Please tell us where we can find this disclosure. In amended disclosure, please disclose the performance targets, the certain modified EBITDA and cash flow generation targets to which you refer on pages 121 and 122.

A discussion of the cash incentive plan appears under the heading “Management—Benefits—Cash Incentive Plan,” beginning on page 115. We have revised this discussion to include a more detailed explanation of the performance targets (which consist primarily of modified EBITDA and cash flow generation targets). In addition, we have included cross-references to this discussion in the paragraphs that discuss in detail the employment agreements. (See pages 121,122, and 123). Since no executive bonus plan for Mr. Raymond currently exists, we have included a statement to such effect in the paragraph that discusses in detail his employment agreement. (See page 121).

***

Pursuant to Rule 461 under the Securities Act, we, on behalf of HLHC and Horizon, hereby inform you that HLHC and Horizon, or we, on their behalf, may make an oral request that the HLHC S-4 Registration Statement be declared effective, and we have been authorized by HLHC and Horizon represent to you, on their behalf, that they are aware of their obligations under the Securities Act with respect thereto.

Securities and Exchange Commission

June 29, 2005

Please do not hesitate to contact André Weiss of my office at (212) 756-2431 or the undersigned at (212) 756-2427 with any questions or comments regarding any of the foregoing.

Very truly yours,

/S/    ERIC PIASTA

Eric Piasta

cc:	Johanna Vega Losert, Securities and Exchange Commission
M. Mark Urbania, Horizon Lines, Inc.
Robert S. Zuckerman, Horizon Lines, Inc.
André Weiss, Schulte Roth & Zabel LLP